EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Change in equity accounted investment
The following table presents the change in the company's equity accounted investment in AEL Holdings:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$344	$—
Additions	254	294
Share of net income	98	8
Share of other comprehensive (loss) income	—	44
Distributions received	—	(2)
Derecognition of equity accounted investments upon loss of significant influence	(696)	—
Balance, end of year	$—	$344

Change in joint ventures and other limited partnership interests
The following table presents the change in the company's joint ventures and other limited partnership interests during the year:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$—	$—
Acquisition from business combination	1,402	—
Additions	443	—
Share of net income	124	—
Distributions received	(233)	—
Foreign currency translation and other	(63)	—
Balance, end of year	$1,673	$—